Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001326110
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	NantKwest, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37507
Entity Tax Identification Number	43-1979754
Entity Address, Address Line One	3530 John Hopkins Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	633-0300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false